Dividends	12 Months Ended
Dec. 31, 2025
Dividend [Abstract]
Dividends
35. Dividends
The annual dividends to the shareholders of the Parent Company for the year ended December 31, 2024, amounting to ￦
298,285
million (￦
804 per share) were declared at the annual general shareholders’ meeting held on March 26, 2025 and paid on April 15, 2025.
According to the resolution of the Board of Directors on April 24, 2025, the quarterly dividend amounting to ￦
334,339
million (￦
912 per share) with a dividend record date of May 12, 2025 was paid on May 22, 2025; according to the resolution of the Board of Directors on July 24, 2025, the quarterly dividend amounting to ￦
334,651
million (￦
920 per share) with a dividend record date of August 11, 2025 was paid on August 22, 2025; and according to the resolution of the Board of Directors on October 30, 2025, the quarterly dividend amounting to ￦
335,016
million (￦
930 per share) with a dividend record date of November 14, 2025 was paid on November 27, 2025.
The annual dividends to the shareholders of the Parent Company for the year ended December 31, 2025, amounting to ￦
573,768
million (￦
1,605 per share), are to be proposed at the annual general shareholders’ meeting scheduled for March 26, 2026. The consolidated financial statements as of and for the year ended December 31, 2025 do not reflect this dividend payable.
Meanwhile, the annual dividends to the shareholders of the Parent Company for the year ended December 31, 2023, amounting to ￦
587,006
million (￦
1,530 per share), were paid in 2024, and quarterly dividends paid in 2024 amounted to ￦
899,972 million.